GOING CONCERN	3 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Liquidity Disclosure [Policy Text Block]
Note 6 – GOING CONCERN

The Company generated minimal revenues prior to the current fiscal year.  No revenues were generated for the nine month period ended December 31, 2011. This level of revenues is not sufficient for the Company to meet its future obligations. This factor raises substantial doubt about the Company’s ability to continue as a going concern.

The Company is in the midst of the Dutro litigation and other litigation.  The litigation has impacted the operation of the Company and has set back the ability to raise capital and develop ongoing business.  The Company is in the process of restructuring the business in order to continue forward as a going concern.  It is expected that the restructuring will be completed during the year ended March 31, 2012.  After the restructuring is completed, revenues are not expected to be generated at the earliest by the year ended March 31, 2013.